CONSOLIDATED STATEMENT OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME (Parenthetical) - ZAR (R) R in Millions		3 Months Ended	12 Months Ended
		Jun. 30, 2025	Jun. 30, 2025
Disclosure of analysis of single amount of discontinued operations [line items]
Profit for the year	[1]		R 2,242.7
Loss attributable to NCI			(1.0)
Disposal groups classified as held for sale | Stellar
Disclosure of analysis of single amount of discontinued operations [line items]
Profit for the year			R (2.1)
Loss attributable to NCI		R 1.0

[1]	2025: Included in profit for the year and total comprehensive income for the year is a loss from subsidiary held for sale of R2.1 million. Of this loss,
R1.0 million is attributable to non-controlling interest (“NCI”).